Pacer Data and Digital Revolution ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrials - 7.5%
AAON, Inc.	1,137	$100,659
Atkore, Inc.	504	68,040
Carrier Global Corp.	12,494	850,966
Johnson Controls International PLC	9,335	667,826
Legrand SA	3,616	390,817
Lennox International, Inc.	494	288,249
Nexans SA	603	78,040
nVent Electric PLC	2,303	167,267
SPX Technologies, Inc. (a)	638	94,130
		2,705,994

Information Technology - 92.4%(b)
Advanced Micro Devices, Inc. (a)	18,454	2,666,234
Akamai Technologies, Inc. (a)	2,111	207,469
Ambarella, Inc. (a)	565	29,742
Arista Networks, Inc. (a)	4,346	1,506,106
AvePoint, Inc. (a)	2,568	27,991
Belden, Inc.	561	51,999
BlackBerry Ltd. (a)	8,177	19,711
Broadcom, Inc.	25,140	4,039,495
Calix, Inc. (a)	909	37,387
Check Point Software Technologies Ltd. (a)	1,566	287,283
Ciena Corp. (a)	2,002	105,586
Cisco Systems, Inc.	46,190	2,237,906
CommVault Systems, Inc. (a)	602	92,016
Computacenter PLC	1,581	54,667
Confluent, Inc. - Class A (a)	3,386	84,718
Couchbase, Inc. (a)	697	13,375
Credo Technology Group Holding Ltd. (a)	2,265	62,854
Crowdstrike Holdings, Inc. - Class A (a)	3,198	741,808
CyberArk Software Ltd. (a)	586	150,239
Datadog, Inc. - Class A (a)	4,276	497,897
Digi International, Inc. (a)	503	13,732
DigitalOcean Holdings, Inc. (a)	1,261	41,777
Dropbox, Inc. - Class A (a)	3,584	85,729
DXC Technology Co. (a)	2,534	51,542
Dynatrace, Inc. (a)	4,108	180,423
Elastic NV (a)	1,399	153,428
Extreme Networks, Inc. (a)	1,804	25,797
F5, Inc. (a)	809	164,745
Fortinet, Inc. (a)	10,588	614,528
Hewlett Packard Enterprise Co.	17,925	356,887
Infinera Corp. (a)	3,211	19,073
Informatica, Inc. - Class A (a)	3,545	84,867
Intel Corp.	37,669	1,157,945
InterDigital, Inc.	348	42,721
Juniper Networks, Inc.	4,511	170,020
Marvell Technology, Inc.	12,003	803,961
MaxLinear, Inc. (a)	1,153	16,303
MicroStrategy, Inc. (a)	217	350,333
MongoDB, Inc. (a)	1,008	254,379
Motorola Solutions, Inc.	2,313	922,702
NET One Systems Co. Ltd.	1,114	22,412
NetApp, Inc.	2,860	363,163
NetScout Systems, Inc. (a)	986	20,065
Nokia OYJ	77,345	303,059
Nutanix, Inc. (a)	3,388	171,128
NVIDIA Corp.	37,268	4,361,101
Okta, Inc. (a)	2,221	208,641
Oracle Corp.	28,710	4,003,610
Oracle Corp. Japan	1,779	144,604
Palo Alto Networks, Inc. (a)	4,481	1,455,115
Pure Storage, Inc. (a)	4,479	268,426
Qorvo, Inc. (a)	1,337	160,173
Qualys, Inc. (a)	510	76,061
Rapid7, Inc. (a)	865	34,029
Seagate Technology Holdings PLC	2,891	295,373
Semtech Corp. (a)	892	28,294
SentinelOne, Inc. - Class A (a)	3,958	90,638
Snowflake, Inc. (a)	4,615	601,704
SolarWinds Corp.	2,330	27,797
Super Micro Computer, Inc. (a)	809	567,635
TE Connectivity Ltd.	4,245	655,131
Tenable Holdings, Inc. (a)	1,649	75,722
Teradata Corp. (a)	1,339	43,410
Trend Micro, Inc.	1,952	94,045
Varonis Systems, Inc. (a)	1,544	85,121
Western Digital Corp. (a)	4,497	301,524
Zscaler, Inc. (a)	2,076	372,331
		33,255,687
TOTAL COMMON STOCKS (Cost $31,460,568)		35,961,681

TOTAL INVESTMENTS - 99.9% (Cost $31,460,568)		35,961,681
Other Assets in Excess of Liabilities – 0.1%		29,974
TOTAL NET ASSETS - 100.0%		$35,991,655

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Data and Digital Revolution ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$35,961,681	$–	$–	$35,961,681
Total Investments	$35,961,681	$–	$–	$35,961,681

Refer to the Schedule of Investments for further disaggregation of investment categories.